Cash flow information (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flow information
Increase of investment properties through a decrease of investments in financial assets	$ 4,892,000,000	$ 30,306,000,000	$ 0
Increase of property, plant and equipment through an increase of trade and other payables	76,000,000	128,000,000	0
Issuance of non-convertible notes	0	79,349,000,000	0
Increase of investments in financial assets through an increase in trade and other payables	0	11,729,000,000	0
Increase of investments in financial assets through a decrease of investments in associates and joint ventures	9,715,000,000	2,925,000,000	0
Decrease in investments in associates and joint ventures through a decrease in borrowings	1,394,000,000	397,000,000	0
Increase in investment properties through a decrease in trade and other receivables	108,000,000	0	0
Decrease in trading properties through an increase in trade and other receivables	0	4,282,000,000	0
Other comprehensive loss for the year	1,749,000,000	1,071,000,000	7,103,000,000
Reserve for share-based payments	1,393,000,000	0	0
Increase of derivative financial instruments through a decrease in Shareholders' Equity	170,272,000,000	0	0
Decrease in investment properties through an increase in property, plant and equipment	587,000,000	2,169,000,000	19,000,000
Increase in intangible assets through an increase salaries and social security liabilities	780,000,000	574,000,000	0
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	0	3,053,000,000	0
Decrease in investments in financial assets through a decrease in trade and other payables	8,281,000,000	5,276,000,000
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	0	6,575,000,000	7,751,000,000
Decrease in dividends receivables through an increase in investments in financial assets	67,975,000,000	40,115,000,000	114,661,000,000
Increase in right-of-use assets through an increase in lease liabilities	7,454,000,000	7,161,000,000	1,522,000,000
Increase of investments in financial assets through a decrease in trade and other receivables	6,215,000,000	0	0
Decrease of intangible assets through an increase in trading properties	0	100,710,000,000	0
Decrease in Shareholders' Equity through an increase in trade and other payables	5,000,000	3,628,000,000	12,361,000,000
Decrease in trading properties through a decrease in borrowings	0	0	4,227,000,000
Decrease in Shareholders' Equity through an increase in trade and other payables	0	0	0
Barter transactions of investment properties	0	23,000,000	1,311,000,000
Decrease in investment properties through an increase in trade and other receivables	438,000,000	1,778,000,000	5,625,000,000
Decrease in investments in associates and joint ventures through an increase in trade and other receivables	2,464,000,000	24,975,000,000	10,047,000,000
Increase in intangible assets through a decrease in investment properties	469,000,000	3,267,000,000	51,039,000,000
Increase in intangible assets through an increase in trade and other payables	17,000,000	1,063,000,000	14,700,000,000
Increase of investments in financial assets through an increase in borrowings	0	709,000,000	927,000,000
Increase in borrowings through a decrease in trade and other payables	0	0	700,000,000
Increase in Shareholders' Equity through a decrease in trade and other payables	0	0	1,856,000,000
Decrease in borrowings through an increase in trade and other payables	0	4,406,000,000	0
Increase in the investment properties through an increase in trade and other payables	8,870,000,000	16,937,000,000	0
Decrease in the right-of-use assets through a decrease in lease liabilities	0	9,069,000,000	0
Decrease of the investment in financial assets through an increase in trade and other receivables	227,000,000	3,635,000,000	0
Decrease in the lease liabilities through an increase in trade and other payables	0	614,000,000	0
Increase of the investment in financial assets through a decrease in derivative financial instruments	0	144,000,000	0
Decrease in the investment properties through an increase in trading properties	69,694,000,000	117,375,000,000	0
Increase of investments in financial assets through an increase in non-controlling interest in subsidiaries	1,603,000,000	0	0
Exercise of warrants	$ 160,270,000,000	$ 0	$ 0